                               SEPARATE ACCOUNT B

                               December 31, 1997

                                 Annual Report













                      Provident National Assurance Company

                                A Subsidiary of

                           Provident Companies, Inc.

                                  MANAGEMENT


                    BOARD OF MANAGERS OF SEPARATE ACCOUNT B

                        Henry E. Blaine
                        H. Grant Law, Jr.
                        David G. Fussell
                        Susan N. Roth, Secretary
                              to the Board of Managers

                             PRINCIPAL OFFICERS OF
                     PROVIDENT NATIONAL ASSURANCE COMPANY

                        J. Harold Chandler, Chairman, President and Chief
                          Executive Officer
                        Thomas R. Watjen, Vice Chairman and Chief Financial
                           Officer
                        Robert O. Best, Executive Vice President and Chief
                           Information Officer
                        F. Dean Copeland, Executive Vice President and General
                           Counsel
                        Thomas B. Heys, Jr., Executive Vice President, Risk
                           Management
                        Peter C. Madeja, Executive Vice President
                        Jeffrey F. Olingy, Executive Vice President, Sales
                           Management
                        Robert C. Greving, Senior Vice President and Chief
                           Actuary
                        Ralph A. Rogers, Senior Vice President and
                           Treasurer
                        Susan N. Roth, Vice President and Secretary
                        Vicki W. Corbett, Vice President and Controller


                  This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN
PROVIDENT NATIONAL'S
VARIABLE ANNUITY CONTRACTS



   This annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the year ended December 31, 1997. Comparative figures that relate to Separate Account B's activities during 1997 are provided below.

    The accumulation unit value for Separate Account B increased 35.0% in 1997, from $8.435567 at year end 1996 to $11.384926 on December 31, 1997. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 1997 was 1,310,831,
down from 1,538,926 twelve months earlier.   As a result of net income from
investments, withdrawals, and net purchase payments received, total contract owners' equity on December 31, 1997 was $16,453,121 compared to $13,917,113 on December 31, 1996.

    The S&P 500 Index grew 33.4% in 1997. This is the third year in a row of greater than 20% returns for a combined three year return of 125%. This is the strongest string of returns in at least 70 years. Returns were driven by double digit earnings growth and lower interest rates. The market was dominated by large-company stocks; the largest capitalization quintile (top 20%) was the only quintile to outperform the market. Due to strong stock and bond markets, the financial sector was the strongest sector in the market (up 48%), followed by health care (up 44%), communication services (up 40%), consumer cyclicals (up 37%), and consumer staples (up 34%).

   The outlook for 1998 is cloudier but still favorable. Despite Asian problems and increased competition, the U.S. economy looks sound and inflation appears under control. With moderate earnings growth and stable bond yields, the stock market can have another good year.

   Thank you for your continued support.



                                  /s/ David Fussell
                                  ----------------------------------
                                  David Fussell
                                  Chairman, Board of Managers
                                  Provident National Assurance Company
                                  Separate Account B

Provident National Assurance Company Separate Account B
Audited Financial Statements

December 31, 1997


Report of Independent Auditors........................................  1
Statements of Assets and Liabilities..................................  2
Statements of Operations..............................................  3
Statements of Changes in Variable Annuity Contract Owners' Equity.....  4
Schedule of Investments...............................................  5
Supplementary Information.............................................  9
Notes to Financial Statements......................................... 11

                       [LETTERHEAD OF ERNST & YOUNG LLP]




                        REPORT OF INDEPENDENT AUDITORS



Board of Managers and Contract Owners
Provident National Assurance Company
Separate Account B



We have audited the accompanying statements of assets and liabilities of Provident National Assurance Company Separate Account B as of December 31, 1997 and 1996, including the schedule of investments as of December 31, 1997, and the related statements of operations and changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1997, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of Provident National Assurance Company Separate Account B at December 31, 1997 and 1996, the results of its operations and the changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1997, and the supplementary information for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.


                                         ERNST & YOUNG LLP


January 20, 1998

STATEMENTS OF ASSETS AND LIABILITIES

Provident National Assurance Company Separate Account B


                                                                             December 31
                                                                           1997      1996
                                                                     --------------------------
ASSETS


Investments:

 Common stocks--at market value
 (cost:  1997--$9,939,798;1996--$9,625,656)                            $16,402,456  $13,622,505

Bonds--at market value
 (cost:  1997--$0; 1996--$100,000)                                               0      106,500

Short-term investments--at cost plus
 accrued interest (approximately market)                                         0      196,934
                                                                        ----------  -----------
                                                                        16,402,456   13,925,939


Cash                                                                        52,588          902

Receivable for securities sold                                                  50            0

Accrued dividends and interest                                              17,788       22,888

Amounts due from Provident National Assurance Company                          224          999
                                                                        ----------  -----------
                                                TOTAL ASSETS            16,473,106   13,950,728
                                                                        ----------  -----------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Amounts payable for terminations and variable annuity benefits               2,794       19,655

Management fee and other amounts due Provident

  National Assurance Company                                                17,191       13,960
                                                                        ----------  -----------
                                           TOTAL LIABILITIES                19,985       33,615
                                                                        ----------  -----------


Variable annuity contract owners' equity:
 Deferred annuity contracts terminable by owners--(accumulation units outstanding:  1997--1,310,831.075; 1996--1,538,926.064;
   unit value:  1997--$11.384926; 1996--$8.435567)                      14,923,715   12,981,714

 Annuity contracts in pay-out period                                     1,529,406      935,399
                                                                       -----------  -----------
                                TOTAL CONTRACT OWNERS' EQUITY          $16,453,121  $13,917,113
                                                                       ===========  ===========


See notes to financial statements.

STATEMENTS OF OPERATIONS

Provident National Assurance Company Separate Account B


                                                                                       Year Ended December 31
                                                                               1997             1996            1995
                                                                        -----------------------------------------------
INVESTMENT INCOME


 Income:

     Dividends                                                          $   147,564       $   193,196     $    240,725
     Interest                                                                 3,995             8,347           24,937
                                                                        -----------       -----------     ------------
                                                                            151,559           201,543          265,662
                                                                        -----------       -----------     ------------
 Expenses--Note C:

     Investment advisory services                                            72,873            67,237           63,922

     Mortality and expense assurances                                       102,022            94,131           89,492
                                                                        -----------       -----------     ------------
                                                                            174,895           161,368          153,414
                                                                        -----------       -----------     ------------


                                NET INVESTMENT INCOME (LOSS)               (23,336)            40,175          112,248
                                                                        -----------       -----------     ------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS--
NOTE A

 Net realized gain from investment transactions

 (excluding short-term securities):

     Proceeds from sales                                                  5,559,161          5,882,270       13,313,567

     Cost of investments sold                                             3,512,353          4,404,304       11,434,739

     Adjustment for impairment of value                                           0                  0          (76,960)
                                                                        -----------        -----------     ------------
         Net realized gain                                                2,046,808          1,477,966        1,801,868
                                                                        -----------       ------------     ------------


 Net unrealized appreciation of investments:

  At end of year                                                         6,462,658          4,003,349        2,809,091

  At beginning of year                                                   4,003,349          2,809,091        1,635,016
                                                                       -----------       ------------     ------------
  Increase in net unrealized appreciation of investments                 2,459,309          1,194,258        1,174,075
                                                                       -----------       ------------     ------------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          4,506,117          2,672,224        2,975,943
                                                                       -----------       ------------     ------------

                                                NET INCOME             $ 4,482,781        $ 2,712,399      $ 3,088,191
                                                                       ===========       ============     ============
Ratio of expenses to total investment income                                115.40%            80.07%           57.75%
                                                                       ===========       ============     ============
See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY


Provident National Assurance Company Separate Account B

                                                                                         Year Ended December 31
                                                                               1997                 1996             1995
                                                                     ----------------------------------------------------------

Balance at beginning of period                                             $13,917,113           $13,151,831       $12,171,347
                                                                           -----------           -----------       -----------
From investment activities:

 Net investment income (loss)                                                  (23,336)               40,175           112,248

 Net realized gain on investments                                            2,046,808             1,477,966         1,801,868

 Increase in net unrealized appreciation of investments                      2,459,309             1,194,258         1,174,075
                                                                           -----------           -----------       -----------
 Increase in contract owners' equity from

   investment activities                                                     4,482,781             2,712,399         3,088,191
                                                                           -----------           -----------       -----------

From variable annuity contract transactions:

 Net contract purchase payments (Units purchased):

 1997--  16,110.275;
 1996--   4,869.798;
 1995--   8,835.033;                                                           174,149                35,994            53,380

 Terminations and death benefits (Units terminated):

 1997--206,229.494;
 1996--243,557.308;
 1995--337,338.173;                                                         (1,974,221)           (1,866,405)       (2,054,839)

 Variable annuity benefits paid (Number of units):

 1997--14,527.206;
 1996--15,310.532;
 1995--17,171.953;                                                            (146,701)             (116,706)         (106,248)
                                                                           -----------           -----------       -----------
 Decrease in contract owners' equity from variable

   annuity contract transactions                                            (1,946,773)           (1,947,117)       (2,107,707)
                                                                           -----------           -----------       -----------
Net increase in contract owners' equity
                                                                             2,536,008               765,282           980,484
                                                                           -----------           -----------       -----------
Balance at end of period                                                   $16,453,121           $13,917,113       $13,151,831
                                                                           ===========           ===========       ===========

See notes to financial statements.

SCHEDULE OF INVESTMENTS

Provident National Assurance Company Separate Account B

December 31, 1997



                                                                        Number of              Market
                                                                         Shares                 Value
                                                                        ---------              ------
COMMON STOCKS

 CAPITAL GOODS (11.8%)

  Corning, Inc.                                                           2,800             $   103,950
  Emerson Electric Company                                                9,000                 507,942
  General Electric Company                                                7,800                 572,325
  Thermo Electron Corporation                                             1,300                  57,200
  Textron, Inc.                                                           5,000                 312,500
  USA Waste Services, Inc.                                                4,900                 192,325
  USA Filter Corporation                                                  6,600                 197,591
                                                                                              ---------
                                                                                              1,943,833

 CONSUMER GOODS (9.0%)
  Coca-Cola Company                                                       7,000                 466,816
  Lear Corporation                                                        3,200                 152,000
  Newell Company                                                          4,000                 170,000
  PepsiCo, Inc.                                                           8,000                 290,000
  Proctor & Gamble Company                                                5,000                 399,065
                                                                                              ---------
                                                                                              1,477,881

 CONSUMER SERVICES (14.6%)

  Cendant Corporation                                                     3,604                 123,887
  Comcast Corporation Class A                                            14,500                 457,664
  Walt Disney Company                                                     3,200                 316,800
  Gannett Company, Inc.                                                   7,000                 432,691
  McDonald's Corporation                                                  4,500                 214,875
  Safeway, Inc.                                                           5,200                 328,900
  Wal-Mart Stores, Inc.                                                  10,000                 394,380
  Viacom, Inc. Class B                                                    3,000                 124,314
                                                                                              ---------
                                                                                              2,393,511

See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 1997

                                                                                                Number of           Market
                                                                                                 Shares              Value
                                                                                                ---------          --------
COMMON STOCKS - Continued

 ENERGY (1.5%)

  Atlantic Richfield Company                                                                       800             $  64,100
  EVI Inc.                                                                                         500                25,875
  Royal Dutch Petroleum Company                                                                  2,900               157,145
                                                                                                                   ---------
                                                                                                                     247,120
 FINANCIAL (12.5%)
  American Express Company                                                                       8,000               714,000
  Chase Manhattan Corporation                                                                    4,800               525,600
  Corestates Financial Corporation                                                               6,250               503,125
  NationsBank Corporation                                                                        4,000               243,252
  Washington Mutual, Inc.                                                                        1,200                76,576
                                                                                                                   ---------
                                                                                                                   2,062,553
 HEALTH CARE (17.9%)

  Bristol-Myers Squibb Company                                                                   7,000               662,375
  Eli Lilly & Company                                                                            2,700               187,987
  HealthSouth Corporation                                                                       19,000               527,250
  Johnson & Johnson                                                                              9,032               594,983
  Medtronic Inc.                                                                                 5,000               262,500
  Merck & Company, Inc.                                                                          4,800               508,800
  Tenet Healthcare Corporation                                                                   5,800               192,125
                                                                                                                   ---------
                                                                                                                   2,936,020

 TECHNOLOGY HARDWARE (8.2%)

  Cisco Systems, Inc.                                                                            2,400               133,800
  Compaq Computer Corporation                                                                    3,000               169,500
  Hewlett Packard Company                                                                        3,000               187,125

See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 1997


                                                                                        Number of              Market
                                                                                         Shares                Value
                                                                                       -----------          -----------

COMMON STOCKS - Continued

 TECHNOLOGY-HARDWARE (8.2%) - Continued

  Lucent Technologies, Inc.                                                               3,944           $   315,027
  SCI Systems, Inc.                                                                      10,000               435,630
  3Com Corporation                                                                        3,250               113,549
                                                                                                          -----------
                                                                                                            1,354,631

 TECHNOLOGY-SOFTWARE (8.1%)

  Computer Associates International                                                      10,500               556,500
  First Data Corporation                                                                  2,900                84,825
  Microsoft Corporation                                                                   4,000               517,000
  Oracle Corporation                                                                      7,500               167,348
                                                                                                          -----------
                                                                                                            1,325,673

 TECHNOLOGY-OTHER (8.6%)

  Airtouch Communications, Inc.                                                          11,000               457,193
  Boeing Company                                                                          4,000               195,752
  Intel Corporation                                                                       7,700               540,925
  Motorola, Inc.                                                                          4,000               228,752
                                                                                                          -----------
                                                                                                            1,422,622

 UTILITIES (7.5%)

  Sprint Corporation                                                                      3,000               175,875
  Teleport Communications Group, Inc. Class A                                            10,000               548,750
  Tel-Save Holdings                                                                       2,900                57,637
  Thermo Ecotek Corporation                                                               1,800                32,850
  Worldcom, Inc.                                                                         14,000               423,500
                                                                                                          -----------
                                                                                                            1,238,612
                                                                                                          -----------

TOTAL COMMON STOCKS (99.7%)                                                                                16,402,456
                                                                                                          -----------

See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 1997


                                                                                                           Market
                                                                                                            Value
                                                                                                        -----------

TOTAL INVESTMENTS (99.7%)                                                                                $16,402,456

CASH AND RECEIVABLES LESS LIABILITIES (0.3%)                                                                  50,665
                                                                                                         -----------

TOTAL VARIABLE ANNUITY CONTRACT
 OWNERS' EQUITY                  (100.0%)                                                                 $16,453,121
                                                                                                          ===========

See notes to financial statements.

SUPPLEMENTARY INFORMATION

Provident National Assurance Company Separate Account B

Selected data for an accumulation unit outstanding throughout each year excluding sales loads:


                                                                               Year Ended December 31

                                                                1997          1996        1995        1994        1993
                                                            -------------------------------------------------------------

Investment income                                             $  .10        $  .11       $  .13      $  .15      $  .14

Expenses                                                         .12           .09          .07         .07         .06
                                                              ------        ------       ------      ------      ------
Net investment income (loss)                                    (.02)          .02          .06         .08         .08
Net realized and unrealized
  gain (loss) on investments                                    2.96          1.51         1.44        (.32)        .54
                                                              ------        ------       ------      ------      ------
Net increase (decrease) in
  contract owners' equity                                       2.94          1.53         1.50        (.24)        .62

Net contract owners' equity:
 Beginning of year                                              8.44          6.91         5.41        5.65        5.03
                                                              ------        ------       ------      ------      ------
 End of year                                                  $11.38         $8.44        $6.91       $5.41       $5.65
                                                              ======        ======       ======      ======      ======


Ratio of expenses to average
 contract owners' equity                                        1.16%         1.20%        1.21%       1.21%       1.22%

Ratio of net investment income (loss) to
 average contract owners' equity                               (0.16%)        0.30%        0.89%       1.72%       1.39%

Portfolio turnover                                                25%           28%         101%         70%         57%

Number of accumulation units
 outstanding at end of year                                1,310,831     1,538,926    1,767,394   2,097,793   2,242,809

See notes to financial statements.

Provident National Assurance Company Separate Account B

                                                                          Year Ended December 31
                                                        1992           1991        1990        1989          1988
                                                    -----------------------------------------------------------------

Investment income                                        $  .12       $  .13      $  .13     $  .12       $  .11

Expenses                                                    .06          .05         .04        .04          .04
                                                         ------       ------      ------     ------       ------
Net investment income                                       .06          .08         .09        .08          .07

Net realized and unrealized
  gain (loss) on investments                               (.07)        1.22        (.16)       .64          .29
                                                         ------       ------      ------     ------       ------
Net increase (decrease) in
  contract owners' equity                                  (.01)        1.30        (.07)       .72          .36

Net contract owners' equity:

 Beginning of year                                         5.04         3.74        3.81       3.09         2.73
                                                         ------       ------      ------     ------       ------

 End of year                                              $5.03        $5.04       $3.74      $3.81        $3.09
                                                         ======       ======      ======     ======       ======

Ratio of expenses to average
  contract owners' equity                                  1.21%        1.21%      1.22%       1.21%        1.22%

Ratio of net investment income to
   average contract owners' equity                         1.36%        1.91%      2.34%       2.36%        2.30%

Portfolio turnover                                           35%          42%        58%        104%          65%

Number of accumulation units
   outstanding at end of year                         2,655,895    2,854,559  3,031,469   3,667,660    4,191,222

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


Provident National Assurance Company Separate Account B

NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company (a wholly-owned subsidiary of Provident Companies, Inc.) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

Common stocks and bonds are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to variable annuity contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. If determined on the average cost basis, the net realized gain would have been $2,046,415, $1,369,834 and $1,798,019 for the years ended December 31, 1997, 1996, and 1995, respectively. There were gross unrealized gains of $6,663,913 and gross unrealized losses of $201,255 at December 31, 1997. Security transactions are recorded on the date the securities are purchased or sold which is the common practice of the industry. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the three years in the period ended December 31, 1997 is shown below.




                                                               Year Ended December 31
                                                         1997         1996           1995
                                                   ------------------------------------------

Cost of investments purchased                      $12,440,923    $ 9,751,620    $32,935,068
 Less:  Short-term securities                        8,714,428      6,012,666     20,637,665
                                                   -----------    -----------    -----------
                                                   $ 3,726,495    $ 3,738,954    $12,297,403
                                                   ===========    ===========    ===========

Proceeds from investments sold                     $14,470,491    $11,698,035    $34,650,485
 Less:  Short-term securities                        8,911,330      5,815,765     21,336,918
                                                   -----------    -----------    -----------
                                                   $ 5,559,161    $ 5,882,270    $13,313,567
                                                   ===========    ===========    ===========

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

Provident National Assurance Company Separate Account B

NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

NOTE D--COMMITMENTS

On December 8, 1997 Provident signed an Asset Transfer and Acquisition Agreement under which subsidiaries of American General Corporation will reinsure Provident's individual and tax-sheltered annuity business and its two registered separate accounts, Provident National Assurance Company Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund, as well as certain group annuity business. The transaction is pending appropriate state approvals and is expected to close late in the first quarter of 1998.

ACCUMULATION UNIT VALUE TABLE
(Unaudited)

Provident National Assurance Company Separate Account B


End of Month               Accumulation Unit Value              End of Month                Accumulation Unit Value
------------               -----------------------              ------------                -----------------------

December 1968                     1.036279                        December                       5.028547

December 1969                     1.080379                        March 1993                     5.208499

December 1970                     1.030039                        June                           5.190340

December 1971                     1.178612                        September                      5.441446

December 1972                     1.403795                        December                       5.646864

December 1973                     1.126624                        March 1994                     5.386379

December 1974                      .863269                        June                           5.274454

December 1975                     1.022844                        September                      5.475394

December 1976                     1.156853                        December                       5.410722

December 1977                     1.064425                        March 1995                     5.656995

December 1978                     1.094150                        June                           6.194660

December 1979                     1.219189                        September                      6.505252

December 1980                     1.555258                        December                       6.908158

December 1981                     1.473246                        March 1996                     7.309625

December 1982                     1.812441                        June                           7.593667

December 1983                     2.132092                        September                      7.851947

December 1984                     2.029912                        December                       8.435567

December 1985                     2.480050                        January 1997                   9.019615

December 1986                     2.743444                        February                       8.984136

December 1987                     2.734169                        March                          8.468896

December 1988                     3.087892                        April                          9.126089

December 1989                     3.812606                        May                            9.704040

December 1990                     3.736441                        June                          10.238554

March 1991                        4.312244                        July                          11.123990

June                              4.243108                        August                        10.432361

September                         4.513598                        September                     11.146167

December                          5.036212                        October                       10.779981

March 1992                        4.735470                        November                      11.172887

June                              4.585274                        December                      11.384926

September                         4.694884

(Unaudited)


Provident National Assurance Company Separate Account B



Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000.

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1990, on the last valuation day of each quarter from March 1991 through December 1996, and on the last valuation day of each month of 1997. The results shown should not be considered as a representation of the results which may be realized in the future.